FINANCIAL INSTRUMENTS (Narrative) (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 31, 2018
OtherIncomeExpense [Member]
FINANCIAL INSTRUMENTS [Line Items]
Foreign Currency Cash Flow Hedge Gain (Loss) Reclassified to Earnings, Net		$ 3.1	$ (2.2)
Gain (Loss) on Foreign Currency Cash Flow Hedge Ineffectiveness		$ 1.7	(0.4)
Secured Commercial Loans [Member]
FINANCIAL INSTRUMENTS [Line Items]
Fixed rate		4.99%
Effective rate		7.04%
Change in fair value of swap's liability included in accumulated other comprehensive loss		$ (0.3)	4.9	$ (2.5)
Interest Rate Cash Flow Hedge Gain (Loss) Reclassified to Earnings, Net		$ 0.3	0.3	$ 0.3
Secured Commercial Loans [Member] | SOFR [Member]
FINANCIAL INSTRUMENTS [Line Items]
Variable rate		1.70%
Secured Commercial Loans [Member] | Level II [Member]
FINANCIAL INSTRUMENTS [Line Items]
Interest rate swaps		$ 0.3	$ 0.6
4.99% Interest Rate Swap [Member]
FINANCIAL INSTRUMENTS [Line Items]
Fixed rate	4.99%
Effective rate	3.97%
Debt Instrument face amount					$ 40.0
4.99% Interest Rate Swap [Member] | LIBOR [Member]
FINANCIAL INSTRUMENTS [Line Items]
Variable rate	1.62%